INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2020
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense Recognized

The significant components of income tax expense recognized in the statements of income are as follows:

	Year ended March 31,
Income tax expense	2020	2019
Current	$5,613	$17,750
Deferred	3,296	3,121
	$8,909	$20,871

Schedule of Reconciliation of Effective Statutory Income Tax Rates

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March, 31
	2020	2019
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$54,112	$72,918
Income tax expense computed at Canadian statutory rates	14,610	19,688
Foreign tax rates different from statutory rate	(2,255)	(1,707)
Permanent items	760	(444)
Withholding taxes	2,782	5,153
Change in unrecognized deferred tax assets	(6,988)	(1,819)
Income tax expense	$8,909	$20,871

Schedule of Deferred Income Tax Assets (liabilities)

The continuity of deferred income tax assets (liabilities) is summarized as follows:

	Years ended March, 31
	2020	2019
Net deferred income tax liabilities, beginning of the year	$(34,334)	$(33,310)
Deferred income tax expense recognized in net income for the year	(3,296)	(3,121)
Foreign exchange impact	1,872	2,097
Net deferred income tax liabilities, end of the year	$(35,758)	$(34,334)

Schedule of Deferred Income Tax

The significant components of the Company s deferred income tax are as follows:

	March 31, 2020	March 31, 2019
Deferred income tax assets
Plant and equipment	$1,001	$880
Environmental rehabilitation	1,948	3,155
Other deductible temporary difference	519	454
Total deferred income tax assets	3,468	4,489
Deferred income tax liabilities
Plant and equipment	(1,258)	(829)
Mineral rights and properties	(37,601)	(37,465)
Unrealized gain on investments	(65)	(365)
Other taxable temporary difference	(302)	(164)
Total deferred income tax liabilities	(39,226)	(38,823)
Net deferred income tax liabilities	$(35,758)	$(34,334)

Schedule of Temporary Differences and Unused Tax Losses

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	March 31, 2020	March 31, 2019
Non-capital loss carry forward	$63,355	$77,620
Plant and equipment	14,460	25,765
Mineral rights and properties	5,072	4,378
Other deductible temporary difference	11,819	12,225
	$94,706	$119,988

Schedule of Net Operating Losses Expiring in Various Years

As at March 31, 2020, the Company has the following net operating losses, expiring in various years to 2041 and available to offset future taxable income in Canada and China, respectively.

	Canada	China	Total
2021	$-	$1,073	$1,073
2022	-	1,424	1,424
2023	-	1,031	1,031
2024	-	1,225	1,225
2027	1,171	1,876	3,047
2030	3,506	-	3,506
2031	6,004	-	6,004
2032	8,713	-	8,713
2033	8,967	-	8,967
2034	7,047	-	7,047
2035	6,400	-	6,400
2036	2,880	-	2,880
2037	516	-	516
2038	2,251	-	2,251
2039	2,543	-	2,543
2040	1,898	-	1,898
2041	4,830	-	4,830
	$56,726	$6,629	$63,355